Money Market Obligations Trust

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                    January 3, 2001




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust") Alabama Municipal Cash Trust Arizona Municipal Cash Trust Connecticut Municipal Cash Trust Federated Tax-Free Trust Florida Municipal Cash Trust Georgia Municipal Cash Trust Maryland Municipal Cash Trust Massachusetts Municipal Cash Trust Michigan Municipal Cash Trust Minnesota Municipal Cash Trust New Jersey Municipal Cash Trust New York Municipal Cash Trust North Carolina Municipal Cash Trust Ohio Municipal Cash Trust Pennsylvania Municipal Cash Trust Virginia Municipal Cash Trust

         1933 Act File No. 33-31602
         1940 ACT FILE NO. 811-5950
         ---------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated December 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 48 on December 26, 2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-7404.

                                          Very truly yours,



                                          /s/ Leslie K. Ross
                                          Leslie K. Ross
                                          Assistant Secretary